RISK MANAGEMENT - Identifiable collateral (Details) - Commercial lending portfolio [member] - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	$ 25,112,420	$ 32,803,705
Financial assets, identifiable collateral, fair value	18,221,974	30,088,127
Twelve-month expected credit losses and lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	22,537,899	29,813,813
Financial assets, identifiable collateral, fair value	15,742,699	27,396,891
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets, identifiable collateral, carrying amount	2,574,521	2,989,892
Financial assets, identifiable collateral, fair value	$ 2,479,275	$ 2,691,236